Share Capital And Equity Compensation - Summary of Changes to Number of Deferred Share Units (Details) - Deferred Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	242	218
Number of shares granted	23	24
Converted into shares	(13)
Number of shares outstanding balance	252	242